Equity-Based Compensation - Unit option - Other (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted (in shares)		9,250,000
Stock based compensation expenses		$ 0.5	$ 0.4
Compensation cost not yet recognized		$ 0.6
Employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Options granted (in shares)		9,300,000
Options granted, fair value		$ 0.5
Vesting period		4 years
Option expiration period		10 years
Period to recognized compensation cost		4 years
Options outstanding, intrinsic value		$ 0.1
Employee | Vesting tranche 1 | Vesting option of four years of continuous service by the employee
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period		4 years
Employee | Vesting tranche 2
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting percentage	2.00%
Employee | Vesting tranche 2 | Realization of cash proceeds on all CEP Units
Share-Based Compensation Arrangement by Share-Based Payment Award
Vesting period		1 year